Intangible Assets and Goodwill (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	¥ 3,738,338	¥ 4,176,244